Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	£ 27	£ 38
– past service credit, curtailments and settlements	32	(18)
– interest on scheme liabilities	309	316
– interest on scheme assets	(315)	(320)
– interest on unrecognised funded scheme surpluses	3	3	£ 4
Defined benefit schemes	56	19
Defined contribution schemes	110	96
Total amount recognised in the income statement	166	115	108
Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	26	37
– past service credit, curtailments and settlements	32	(18)
– interest on scheme liabilities	283	288
– interest on scheme assets	(307)	(312)
– interest on unrecognised funded scheme surpluses	3	3	4
Defined benefit schemes	37	(2)
Defined contribution schemes	110	96
Total amount recognised in the income statement	147	94
Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	1	1
– past service credit, curtailments and settlements	0	0
– interest on scheme liabilities	26	28
– interest on scheme assets	(8)	(8)
– interest on unrecognised funded scheme surpluses	0	0	£ 0
Defined benefit schemes	19	21
Defined contribution schemes	0	0
Total amount recognised in the income statement	£ 19	£ 21